Organization (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jan. 03, 2025	Jan. 03, 2024
Organization (Details) [Line Items]
Description of shareholder interest	The company sold 60% of equity in Guangzhou Sanyi Network and all equity in Guangzhou 3E Network on March 21, 2025.
Ordinary shares, shares authorized	500,000,000		50,000	50,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 1	$ 1
Stockholders' Equity Note, Stock Split		Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1.
Common Class A [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	11,250,000	10,000,000
Ordinary shares, shares outstanding	11,250,000	10,000,000
Class B Ordinary Shares [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	580,000	0
Ordinary shares, shares outstanding	580,000	0